Financial instruments with preferred rights - Summary of Movements of Financial Instruments with Preferred Rights (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments with preferred rights
Beginning Balance	¥ 0	¥ 2,106,334
Issuance		70,026
Changes in fair value recognized in profit or loss	0	2,823,370
Changes in fair value due to own credit risk recognized in OCI	0	72
Conversion into ordinary shares upon IPO		(4,999,811)
Others		9
Ending balance	¥ 0	¥ 0